Employee Future Benefits (Details Narrative) - Pension Benefit Plans [Member]	Jun. 30, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Pension liabilities decline rate	10.35%
Discount rate	1.80%	1.10%